Summary of Significant Accounting Policies - Net Loss per Share Attributable to Common Stockholders (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Feb. 17, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Maximum contingent earnout (in shares)			15,000,000
Redeemable convertible preferred stock | Series A preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	0	18,421,897
Redeemable convertible preferred stock | Series B preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	0	24,137,647
Redeemable convertible preferred stock | Series C preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	0	11,241,283
Redeemable convertible preferred stock | Series D preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	0	15,812,735
Exercise of options under stock plans
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	6,711,192	4,813,262
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that were not included in the computation of diluted net loss per share	5,588,506	32,961